Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Real Estate Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class A
Trading Symbol	CREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 61	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 153,242,178
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 153,242,178
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Hol
di
ngs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%

Columbia Real Estate Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional Class
Trading Symbol	CREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 153,242,178
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statis ti cs
Fund net assets	$ 153,242,178
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representatio
n
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%

Columbia Real Estate Equity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 44	0.89% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 153,242,178
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 153,242,178
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is
s
ubject to change.
Top Hold
i
ngs
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Hold
i
ngs
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%

Columbia Real Estate Equity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 42	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 153,242,178
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 153,242,178
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical R
epr
esentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's p ortf
olio composition is subject to change.
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%

Columbia Real Estate Equity Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class S
Trading Symbol	CREHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 153,242,178
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 153,242,178
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holding
s
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	9.6%
Equinix, Inc.	8.0%
Prologis, Inc.	7.0%
Public Storage	3.9%
Realty Income Corp.	3.7%
Invitation Homes, Inc.	3.2%
Simon Property Group, Inc.	3.1%
Equity Residential	2.8%
Equity LifeStyle Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.7%

[1]	Annualized.